Annual Total Returns - Health Care Portfolio [BarChart] - 02.28 VIP Sector Funds Investor Combo PRO-20 - Health Care Portfolio - VIP Health Care Portfolio-Investor VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	8.26%
Annual Return 2012	20.75%
Annual Return 2013	55.91%
Annual Return 2014	32.72%
Annual Return 2015	6.29%
Annual Return 2016	(10.51%)
Annual Return 2017	24.97%
Annual Return 2018	7.72%
Annual Return 2019	28.29%
Annual Return 2020	21.49%